VIA EDGAR CORRESPONDENCE

April 29, 2010

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE:	Thrivent Series Fund, Inc., 1933 Act File No. 33-3677
Post-Effective Amendment No. 42 to the Form N-1A Registration Statement

Ladies and Gentlemen:

For filing is Post-Effective Amendment No. 42 to the registration statement of Thrivent Series Fund, Inc. (the “Registrant”) on Form N-1A, filed in accordance with Rule 485(b) under the Securities Act of 1933.

As indicated on the facing sheet of the Amendment, the Registrant has requested that the Amendment become effective on April 30, 2010. The Registrant hereby represents that the Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b). The amendment is being filed principally to include updated financial information for the Registrant.

Registrant hereby acknowledges that:

•	Registrant is responsible for the adequacy and accuracy of the disclosures in the filing;

•	Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

•	Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any comments, please feel free to contact me at (612) 844-5704.

Thank you,

/s/ John L. Sullivan
John L. Sullivan